Investment Strategy - VanEck Digital India ETF	May 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Accordingly, on the Effective Date, the Fund’s disclosure will be modified as follows: The fourth sentence of the first paragraph of each of the “Summary Information - Principal Investment Strategies” section of the Fund’s Prospectus and the “Principal Investment Strategies” section of the Fund’s Summary Prospectus will be deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	To be initially eligible for the Digital India Index, companies must (i) be domiciled, headquartered, or incorporated in India (“Indian companies”) and be listed on an eligible stock exchange (as determined by Market Vector (as defined below)), (ii) generate at least 50% of their revenues from within India, and (iii) generate at least 50% of their revenues from one or more of the following categories: software, hardware, information technology services and consulting, communications equipment and infrastructure, telecommunication services, internet applications, e-commerce sites including financial services and electronic payment processing.